Note 18 - Related Party Transactions - Activity of Related Party Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, Beginning	$ 692	$ 745
New loans	4,777	114
Repayments	(3,855)	(167)
Transactions due to changes in directors	4,793
Balance, Ending	$ 6,407	$ 692